Inventory	3 Months Ended
Mar. 31, 2025
Inventory [abstract]
Inventory

8. Inventory

Inventories consist of purchased raw materials that will be used in the manufacturing of finished goods and are valued at lower of cost or net realizable value. The cost of inventory is determined on a first-in, first-out basis. The cost of work in-process and finished goods are valued at the lower of cost or net realizable value. As at March 31, 2025, the Company’s inventory consisted of the following balances:

$
Raw materials	55,568
Finished goods	38,288
Outstanding as at March 31, 2025	93,856